Average Annual Total Returns - LVIP SSGA International Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) 5 years	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) Since Inception
Total	(0.97%)	4.35%	1.57%	Jan. 02, 2014	(1.22%)	4.09%	1.32%	Jan. 02, 2014	7.82%	7.45%	4.39%